Accounts Receivable	12 Months Ended
Mar. 31, 2015
Notes to Financial Statements
Accounts Receivable	4 - ACCOUNTS RECEIVABLE
	March 31, 2015	March 31, 2014
	$	$
Trade accounts receivable	59,460	118,079
Allowance for doubtful accounts	-	-
Other	3,893	5,590
	63,353	123,669